Provision for Employee Benefits (Details) - Schedule of annual forced resignation	Dec. 31, 2020
Below 31 [Member]
Provision for Employee Benefits (Details) - Schedule of annual forced resignation [Line Items]
Annual Forced Resignation Rate	0.00%
31-40 [Member]
Provision for Employee Benefits (Details) - Schedule of annual forced resignation [Line Items]
Annual Forced Resignation Rate	0.00%
41-50 [Member]
Provision for Employee Benefits (Details) - Schedule of annual forced resignation [Line Items]
Annual Forced Resignation Rate	0.00%
Above 50 [Member]
Provision for Employee Benefits (Details) - Schedule of annual forced resignation [Line Items]
Annual Forced Resignation Rate	0.00%